Legal Proceedings	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Legal Proceedings
25)	LEGAL PROCEEDINGS

25.1)	PROVISIONS RESULTING FROM LEGAL PROCEEDINGS
Cemex is involved in various significant legal proceedings, the adverse resolutions are deemed probable and imply the incurrence of losses and/or cash outflows or the delivery of other resources owned by Cemex. As a result, certain provisions and/or losses have been recognized in the financial statements, representing the best estimate of cash outflows. Cemex believes that it will not make significant expenditures over the amounts recorded. As of December 31, 2023, the details of the most significant events giving effect to provisions or losses are as follows:

•
As of December 31, 2023, Cemex accrued environmental remediation liabilities through its subsidiaries in the United Kingdom pertaining to closed and current landfill sites for the confinement of waste, representing the NPV of such obligations for an amount in Pounds sterling equivalent to $208. Expenditure was assessed and quantified over the period in which the sites have the potential to cause environmental harm, which is generally consistent with the views taken by the regulator as being up to 60 years from the date of closure. The assessed expenditure included the costs of monitoring the sites and the installation, repair and renewal of environmental infrastructure.

•
As of December 31, 2023, Cemex accrued environmental remediation liabilities through its subsidiaries in the United States for $45, related to: a) the disposal of various materials in accordance with past industry practice, which might currently be categorized as hazardous substances or wastes; and b) the cleanup of sites used or operated by Cemex, including discontinued operations, regarding the disposal of hazardous substances or waste, either individually or jointly with other parties. Most of the proceedings are in the preliminary stages and a final resolution might take several years. Cemex does not believe that it will be required to spend significant sums on these matters more than the amounts previously recorded. The ultimate cost that may be incurred to resolve these environmental issues cannot be assured until all environmental studies, investigations, remediation work and negotiations with, or litigation against, potential sources of recovery have been completed.

•
In 2012, in connection with a contract entered into in 1990 (the “Quarry Contract”) by Cemex Granulats Rhône Méditerranée (“Cemex GRM”), one of Cemex’s subsidiaries in France, with SCI La Quinoniere (“SCI”) pursuant to which Cemex GRM had drilling rights to extract reserves and do quarry remediation at a quarry in the Rhône region of France, SCI filed a claim against Cemex GRM for breach of the Quarry Contract, requesting the rescission of such contract and damages plus interest for a revised amount in Euros equivalent to $61, arguing that Cemex GRM partially filled the quarry allegedly in breach of the terms of the Quarry Contract. After many hearings, resolutions and appeals over the years, on November 25, 2020, the expert appointed by the court of appeals determined a loss of profits of $0.70 and a cost of backfilling the quarry of $14 and stated that the damages suffered by SCI could only be set based on the loss of profits.

•
In 2020, Cemex had accrued a provision through its subsidiaries in France for $1 in connection with the best estimate of the remediation costs resulting from this claim. On November 23, 2022, the court handed down its decision to confirm the final report issued by the expert and determined that the damages of SCI were set at $0.70. SCI filed a notice of appeal before the Court of Cassation on February 20, 2023 and the Court of Cassation’s decision is expected to be issued in 2024. As of December 31, 2023, although the final amount may differ, Cemex considers that any such amount should not have a material adverse impact on Cemex’s results of operations, liquidity and financial condition.

25.2)	CONTINGENCIES FROM LEGAL PROCEEDINGS
Cemex is involved in various legal proceedings, which have not required the recognition of accruals, considering that the probability of loss is less than probable. Nonetheless, until all stages in the procedures are exhausted in each proceeding, Cemex cannot assure the achievement of a final favorable resolution.
As of December 31, 2023, the most significant contingencies with a quantification of the potential loss, when it is determinable and would not impair the outcome of the relevant proceeding, were as follows:

•
The European Commission has inspected Cemex’s offices in France and requested certain information relating to the business in France in the construction chemicals sector, which includes chemical admixtures and additives for use in concrete, cement and related construction products. Cemex is fully cooperating with the authorities conducting this investigation. The fact that this investigation is being conducted does not mean that the European Commission has concluded that Cemex has violated the law. As of December 31, 2023, due to the early stages of this investigation, Cemex is not able to assess the likely outcome of the investigation as it relates to us or whether it would have a material adverse impact on our results of operations, liquidity and financial condition.

•
Cemex’s operations in the United States received a grand jury subpoena issued by the Department of Justice (the “DOJ”) in connection with an investigation of possible antitrust law violations in the cement additives and concrete admixtures sector. Cemex is fully cooperating with the authorities conducting this investigation. The fact that this investigation is being conducted does not mean that the DOJ has concluded that Cemex has violated the law. As of December 31, 2023, due to the early stages of this investigation, we are not able to assess the likely outcome of the investigation as it relates to us or whether it would have a material adverse impact on our results of operations, liquidity and financial condition.

•
In August 2020, an individual filed a class action lawsuit (
Acción de Grupo
) with a Circuit Civil Court in Colombia against Cemex Colombia and two other gray Portland cement market participants (the “Colombian Class Action Defendants”). The lawsuit seeks compensation for damages arising from alleged cartel actions for which the Colombian Class Action Defendants were fined in December 2017. The complaint claims that the Colombian Class Action Defendants caused damages to all consumers of gray Portland cement in Colombia from 2010 to 2012. According to the plaintiff’s claims, the Colombian Class Action Defendants should be ordered to pay damages due to the higher price set on gray Portland cement in an amount in Colombian Pesos equivalent to $342 determined considering the sales of the three market participants in such period. After several procedures, the Circuit Civil Court ruled in favor of Cemex Colombia, dismissing the proceeding. The plaintiff appealed this decision on May 16, 2022, and, on July 11, 2022, the Circuit Civil Court ratified its decision to dismiss the case. The Superior Court of Bogota confirmed the dismissal on August 24, 2022. The plaintiff failed to challenge the dismissal, and therefore, the procedure has concluded.

•
On October 1, 2019, SEMARNAT published the basis for a trial emissions trading program. The pilot phase of the trial program concluded on December 31, 2021, and was followed by a
12-month
period ending on December 31, 2022 to transition to the operative stage. The Mexican Emissions Trading System (“Mexican ETS”) is expected to enter its Phase I starting January 1, 2024 and conclude on December 31, 2026, followed by its Phase II, is expected to last from January 1, 2027 to December 31, 2030. The operating rules for Phase I of the Mexican ETS are under review by the SEMARNAT and are expected to be issued in June 2024. For Phase I, the SEMARNAT will publish growth projections factors and corresponding free allocations of allowances for the cement, steel, energy, and chemical sectors which, as of December 31, 2023, are still being drafted. As of December 31, 2023, we are unable to determine if Phase I of the Mexican ETS will have a material adverse impact on our results of operations, liquidity and financial condition.

•
As of December 31, 2023, levies in effect in several Mexican states on the extraction of raw materials range from an amount to $0.67 Dollars to $9.17 Dollars per m3 and levies on GHG emissions range from $2.5 Dollars to $34.2 Dollars per ton. As of December 31, 2023, Cemex has filed constitutional challenges against these levies. If Cemex is unable to obtain favorable resolutions relating to these constitutional challenges, Cemex expects that the aggregate impact of these levies would have a material adverse impact on Cemex’s results of operations, liquidity, and financial condition.

•
On September 20, 2018, triggered by heavy rainfall, a landslide causing damages and fatalities (the “Landslide”) occurred in a site located within an area covered by mining rights of APO Land & Quarry Corporation (“ALQC”) in Naga City, Cebu, Philippines. ALQC is a principal raw material supplier of APO Cement Corporation (“APO”), a wholly owned subsidiary of CHP. Cemex indirectly owns a minority 40% stake in ALQC. On November 19, 2018, 40 individuals and one legal entity (on behalf of 8,000 individuals allegedly affected by the Landslide) filed an environmental class action lawsuit at the Regional Trial Court (the “Court”) of Talisay, Cebu, against CHP, ALQC, APO, the Mines and Geosciences Bureau of the Department of Environment and Natural Resources, the City Government of Naga, and the Province of Cebu. Plaintiffs claim that the Landslide occurred because of the defendants’ gross negligence and seek, among other relief, (a) damages for an amount in Philippine Pesos equivalent to $78, (b) a rehabilitation fund for an amount in Philippine Pesos equivalent to $9, and (c) the issuance of a Temporary Environment Protection Order against ALQC aiming to prevent ALQC from performing further quarrying activities while the case is still pending. This last request was rejected by the Court on August 16, 2019, and after reconsideration, the resolution became final on December 5, 2020. Moreover, on September 30, 2019, the Court dismissed the case against CHP and APO and this resolution became final on May 4, 2023 when the Court issued a certificate of finality confirming the dismissal. This certificate of finality deems the Court’s order partially granting CHP’s, APO’s and ALQC’s affirmative defenses as final and executory, and dismisses the case against APO, CHP, and all public defendants, and the damage claims against ALQC. As of December 31, 2023, only ALQC remains as a private defendant in the case regarding the environmental aspect of ALQC’s supposed violation of the Philippine Mining Act which purportedly caused damage to the environment and allegedly made ALQC liable for clean-up
and rehabilitation.

•
In December 2016, the Parent Company received subpoenas from the SEC seeking information to determine whether there have been any violations of the U.S. Foreign Corrupt Practices Act stemming from the Maceo Project. These subpoenas do not mean that the SEC has concluded that the Parent Company or any of its affiliates violated the law. On March 12, 2018, the DOJ issued a grand jury subpoena to the Parent Company relating to its operations in Colombia and other jurisdictions. In 2020, the Company delivered all of the information and documentation that had been requested and has not received any more requests since then. The Parent Company intends to continue to cooperate fully with the SEC, the DOJ and any other investigate entity. As of December 31, 2023, the Parent Company is unable to predict the duration, scope, or outcome of either the SEC investigation or the DOJ investigation, or any other investigation that may arise, or, because of the current status of the SEC investigation and the preliminary nature of the DOJ investigation, the potential sanctions which could be borne by the Parent Company, or if such sanctions, if any, would have a material adverse impact on Cemex results of operations, liquidity or financial position.

•
In September 2012, in connection with a lawsuit submitted to a first instance court in Assiut, Egypt in 2011, the first instance court of Assiut issued a resolution to nullify the Share Purchase Agreement (the “SPA”) pursuant to which Cemex acquired in 1999 a controlling interest in Assiut Cement Company (“ACC”). In addition, during 2011 and 2012, lawsuits seeking, among other things, the annulment of the SPA were filed by different plaintiffs, including 25 former employees of ACC, before Cairo’s State Council. After several appeals, hearings and resolutions over the years, the cases were pending in Cairo’s 7 th
Circuit State Council Administrative Judiciary Court. On January 14, 2023, the High Constitutional Court determined that the Law 32/2014, pursuant to which the validity of the SPA is recognized, and which protects Cemex’s investments in Egypt, is constitutional. Following this resolution, the 7th Circuit of Cairo’ State Council Administrative Judiciary Court dismissed the claims due to the lack of legal standing of the plaintiffs in the application of Law 32/2014 on February 25, 2023. As the plaintiffs failed to challenge this dismissal within the legally prescribed term of 60 days, the resolution is final and definitive, and these proceedings are considered closed.

In addition to the legal proceedings described above in notes 25.1 and 25.2, as of December 31, 2023, Cemex is involved in various legal proceedings of lesser impact that have arisen in the ordinary course of business. These proceedings involve: 1) product warranty claims; 2) claims for environmental damages; 3) indemnification claims relating to acquisitions or divestitures; 4) claims to revoke permits and/or concessions; and 5) other diverse civil, administrative, commercial and lawless actions. Cemex considers that in those instances in which obligations have been incurred, Cemex has accrued adequate provisions to cover the related risks. Cemex believes these matters will be resolved without any significant effect on its business, financial position or results of operations. In addition, in relation to certain ongoing legal proceedings, Cemex is sometimes able to make and disclose reasonable estimates of the expected loss or range of possible loss, as well as disclose any provision accrued for such loss, but for a limited number of ongoing legal proceedings, Cemex may not be able to make a reasonable estimate of the expected loss or range of possible loss or may be able to do so but believes that disclosure of such information on a case-by-case
basis would seriously prejudice Cemex’s position in the ongoing legal proceedings or any related settlement discussions. Accordingly, in these cases, Cemex has disclosed qualitative information with respect to the nature and characteristics of the contingency but has not disclosed the estimate of the range of potential loss.

25.3)	OTHER SIGNIFICANT PROCESSES
In connection with the integrated cement plant located in the municipality of Maceo, Colombia (the “Maceo Plant”), as described in note 15.1, as of December 31, 2023, the Maceo Plant has not initiated commercial operations considering several significant administrative processes and legal proceedings. The evolution and status of the main issues related to the Maceo Plant are described as follows:

•
As of December 31, 2023, the land over which the Maceo Plant was constructed, the mining concession, the environmental license and the shares of Zona Franca Especial Cementera del Magdalena Medio S.A.S. (“Zomam”) (holder of the free trade zone concession), acquired in 2012 from CI Calizas y Minerales S.A. (“CI Calizas”), are held under a domain extinction proceeding that was linked to a former shareholder of CI Calizas by Colombia’s Attorney General (the “Attorney General”) in which, among other measures, suspended CI Calizas’ ability to transfer certain assets (land, mining concession, environmental license, shares of Zomam with the corresponding free trade zone benefits and other related assets required to build a cement plant) to Cemex Colombia that Cemex Colombia had acquired from CI Calizas in 2012 as mentioned above.

•
As of the financial statements date, although Cemex Colombia acted in good faith and free of guilt in the acquisition process in 2012, pursuant to the domain extinction proceeding initiated in December 2012, which has not finalized and which may still take several more years, Cemex Colombia does not have the legal representation of Zomam, is not the rightful owner of the land over which the Maceo Plant was constructed and is not the assigned beneficiary of the corresponding mining concession.

•
In December 2020, Cemex Colombia presented to the Business Superintendency of Colombia (
Superintendencia de Sociedades de Colombia
or the “Business Superintendency”), a recourse seeking the invalidity and, alternatively, the nullity or the inexistence of the equity contribution in-kind
carried out by Cemex Colombia to Zomam in December 2015 by means of which a portion of the Maceo Plant’s assets were contributed to this entity. On December 6, 2022, the Business Superintendency issued an adverse resolution to Cemex Colombia in relation to this recourse; and, as of December 31, 2023, this resolution is under review by the Colombian Supreme Court.

•
Considering the domain extinction proceeding mentioned above, in April 2019, Cemex Colombia, its direct holding company and another of its subsidiaries reached a conciliatory agreement with the Sociedad de Activos Especiales, S.A.S. (the “SAE”) and CI Calizas before the Attorney General’s Office and signed jointly with CI Calizas and Zomam, with the authorization of the SAE as delegate of these last two companies on behalf of the State, a contract of Mining Operation, Manufacturing and Delivery Services and Leasing of Properties for Cement Production (the “Operation Contract”), which allows Cemex Colombia to continue using the assets for an initial term of 21 years that can be extended for ten
additional years under certain conditions. The Operation Contract includes the following payments:

◾
Once the Maceo Plant begins commercial operations, Cemex Colombia and/or a subsidiary
will pay on a quarterly basis: a) 0.9% of the net sales resulting from the cement produced in the plant as compensation to CI Calizas for the right of Cemex Colombia to extract and use the mineral reserves; and b) 0.8% of the net sales resulting from the cement produced in the plant as payment to Zomam for cement manufacturing and delivery services, as long as Zomam maintains the free trade zone benefit, or, 0.3% in case that Zomam losses such benefit.

◾
The Operation Contract will continue in force regardless of the result in the domain extinction proceeding, except if the applicable criminal judge recognizes ownership rights of the assets under the domain extinction proceeding to Cemex Colombia and one of its affiliates, in which case the Operation Contract would no longer be needed and would be terminated, considering that Cemex Colombia and its affiliate would be the owners of the corresponding assets.

•
As of December 31, 2023, Cemex believes that it would be able to keep ownership of the Maceo Plant. Nevertheless, if the domain extinction proceeding over the assets is ordered in favor of the Colombian State, and if the assets were adjudicated to a third party in a public tender offer, by virtue of the Operation Contract, such third party would have to subrogate to such contract. As of December 31, 2023, Cemex is not able to estimate whether the domain extinction proceeding over the assets will be ordered in favor of the Colombian State, or, if applicable, if the assets would be adjudicated to a third party in a public tender offer.

•
To begin operations under the Operation Contract, the following mandatory conditions must be completed: (a) extend the environmental license to permit the extraction of the required minerals to produce at least 950 thousand tons of cement; (b) permit for the extraction of limestone and other minerals under the mining concession to achieve the minimum production of 950 thousand tons of cement under the environmental license, once the environmental license would be extended; (c) the partial and definitive subtraction of a portion of the plant from the Integrated Management District of the Canyon of the Alicante River (“IMD”) required to extract minerals to produce at least 950 thousand tons of cement; (d) obtaining all environmental permits and authorizations, including the release of any lockdown; (e) any permits required to conclude the access road and the plant’s employees housing; and (f) any applicable urban permits and authorizations. These conditions have been evolving, presenting the following progress:

◾
In September 2019, Corantioquia’s Directive Council, the regional environmental authority (“Corantioquia”), approved the subtraction of a portion of the plant from the IMD. In addition, in February 2021, Corantioquia notified CI Calizas of the modification of the environmental license allowing the extraction of up to 990 thousand tons of minerals (clay and limestone) to produce up to 1.5 million metric tons of cement annually and in April 2023, the Secretary of Mines of the Antioquia’s Government granted the permit for the extraction of limestone and other minerals above the 950 thousand tons of cement. As of the date of the financial statements, the Company is working with the authorities to expand the environmental extraction license mentioned above that would allow the production of up to 1.5 million tons from Maceo Plant’s quarry without the need to bring minerals from other locations.

◾
Regarding the permits to conclude the construction of several sections of the access road, in December 2020, Maceo’s municipality issued a decree establishing the public utility of the access road, required for both, to obtain the permits to acquire the required land and build the remainder of the road. In respect to the modification of the permitted land use where the project is located, Cemex Colombia received favorable criteria from Corantioquia regarding the change of land use because of the approval for the subtraction from the IMD, which was endorsed by the municipality of Maceo in August 2020, which allows for an industrial and mining use compatible with the project.

◾	In addition, in June 2022, the Ministry of Commerce, Industry and Tourism granted Zomam the extension of the free trade zone area, which now covers the full area of the Maceo Plant.

◾
In spite of the developments above, which represent significant progress for the commissioning of the Maceo Plant, the beginning of commercial operations remains subject mainly to the conclusion of the access road and the authorization required from the owners of land plots adjacent to the Maceo Plant, as well as the extension of the environmental extraction permit that would allow the production of up to 1.5 million tons from Maceo Plant’s quarry. As of the date of these financial statements the estimated conclusion of the mandatory conditions cannot be established. Cemex Colombia continues working to resolve these matters as soon as possible.